Summary of Significant Accounting Policies (Schedule of Net Earnings Per Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net Earnings per Share
Earnings from continuing operations attributable to FIS, net of tax	$ 690.5		$ 490.0		$ 538.3
Earnings (loss) from discontinued operations attributable to FIS, net of tax	(11.4)		3.1		(77.1)
Net earnings attributable to FIS common stockholders	$ 679.1		$ 493.1		$ 461.2
Weighted average shares outstanding — basic	284.8		289.7		291.8
Plus: Common stock equivalent shares	3.9		4.5		5.7
Weighted average shares outstanding — diluted	288.7		294.2		297.5
Net earnings per share — basic from continuing operations attributable to FIS common stockholders (in dollars per share)	$ 2.42		$ 1.69		$ 1.84
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders (in dollars per share)	$ (0.04)		$ 0.01		$ (0.26)
Net earnings per share — basic attributable to FIS common stockholders (in dollars per share)	$ 2.38	[1]	$ 1.70	[1]	$ 1.58	[1]
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders (in dollars per share)	$ 2.39		$ 1.67		$ 1.81
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders (in dollars per share)	$ (0.04)		$ 0.01		$ (0.26)
Net earnings per share — diluted attributable to FIS common stockholders (in dollars per share)	$ 2.35	[1]	$ 1.68	[1]	$ 1.55	[1]

[1]	Amounts may not sum due to rounding.